Derivative Financial Instruments and Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2022
Derivative Financial Instruments and Fair Value Measurements [Abstract]
Schedule of interest rate swaps
Interest rate swap detail				Notional Amount
Trade date	Fixed rate	Start date	End date	September 30, 2022	December 31, 2021

August 15, 2022	2.47%	June 28, 2024	August 4, 2027	$41,284	—
August 15, 2022	2.47%	June 28, 2024	August 4, 2027	20,642	—
				$61,926	$—

Schedule of derivatives fair values in the condensed consolidated balance sheets
	September 30, 2022	December 31, 2021	Location of Fair Value Recognized in Balance Sheet
Derivatives designated as economic hedges:
Current portion of swaption	$246	$—	Derivative financial assets, current portion
Current portion of interest swaps	(38)	(992)	Derivative financial liability, current portion
Derivatives designated as cash flow hedges:
Current portion of the interest rate swaps	1,189	—	Derivative financial assets, current portion
	$1,397	$(992)

Schedule of derivative instruments on the condensed consolidated statement of operations
	Three Months Ended September 30,		Nine Months Ended September 30,		Location of (Loss) Gain Recognized in Operations from
	2022	2021	2022	2021	Derivatives
Interest rate swaps	$1,580	$2,122	$954	$1,269
Swaption	246	—	246	—
Net periodic settlements	(1,631)	(2,149)	(677)	(1,279)
	$195	$(27)	$523	$(10)	Change in fair value of derivative instruments, net

Schedule of fair value of derivative instruments
	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Balance Sheet	Net Amounts of Assets/(Liabilities) in the Balance Sheet
Balance, September 30, 2022:
Interest rate swap asset	$1,189	$—	$1,189
Swaption asset	246	—	246
	$1,435	$—	$1,435
Balance, December 31, 2021:
Interest rate swap liability	$(992)	$—	$(992)

Schedule of change in fair value of other derivative liabilities statements of operations
Trade Date	Period From	Period To	Notional Quantity per Year (“MWh”)	Average Contract Price (per MWh)
December 14, 2018	January 1, 2019	September 30, 2022	34,554	$66.12
October 28, 2021	November 1, 2021	December 31, 2022	30,660	$48.75
December 27, 2021	January 1, 2022	December 31, 2022	26,280	$50.75

Schedule of commodity swaps on the condensed consolidated statements of operations
Derivatives not designated	Location of (loss) gain	Three Months Ended September 30,		Nine Months Ended September 30,
as hedging instruments	recognized	2022	2021	2022	2021
Commodity swaps - realized loss	Revenues - Renewable power	$(744)	$(328)	$(931)	$169
Commodity swaps - unrealized gain (loss)	Revenues - Renewable power	161	(895)	(775)	(2,824)
Total realized and unrealized gain (loss)	Revenues - Renewable power	$(583)	$(1,223)	$(1,706)	$(2,655)

Shedule of derivative assets and liabilities
	Fair Value		Location of Fair value
	September 30, 2022	December 31, 2021	recognized in Balance Sheet
Derivatives designated as economic hedges
Current portion of unrealized gain on commodity swaps	$—	$382	Derivative financial asset, current portion
Current portion of unrealized loss on commodity swaps	$(394)	$—	Derivative financial liability, current portion

Schedule of change in fair value of other derivative liabilities statements of operations
Derivative liability	Three Months Ended September 30,		Nine Months Ended September 30,		Location of (Loss) Gain Recognized in Operations from
	2022	2021	2022	2021	Derivatives

Put option to Meteora	$384	$—	$384	$—
Sponsor Earnout Awards	1,100	—	1,100	—
OPAL Earnout Awards	5,300	—	5,300	—
Public Warrants	(3,578)	—	(3,578)	—
Private Warrants	(5,309)	—	(5,309)	—
	$(2,103)	$—	$(2,103)	$—	Change in fair value of derivative instruments, net

Shedule of derivative assets and liabilities
	Fair value as of September 30, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Asset retirement obligation	$—	$—	$5,968	$5,968
Convertible Note Payable	—	—	27,964	27,964
Put option with Meteora	—	—	4,216	4,216
Interest rate swaps	—	38	—	38
Commodity swap contracts	—	394	—	394
Derivative warrant liabilities	—	—	22,410	22,410
Earnout liabilities	—	—	39,500	39,500
Assets:
Swaption	—	246	—	246
Interest rate swaps	$—	$1,189	$—	$1,189

	Fair value as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Asset retirement obligation	$—	$—	$5,738	$5,738
Contingent consideration on acquisition of non-controlling interest	—	—	4,456	4,456
Convertible Note Payable	—	—	58,710	58,710
Interest rate swap	—	992	—	992
Assets:
Commodity swap contracts	—	382	—	382